Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	December 31, 2023			December 31, 2022			December 31, 2021
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares
Ordinary shares of NIS 10.00 par value each	17,000,000	12,852,585	(1)	17,000,000	12,852,585	(1)	17,000,000	12,849,295	(1)
(1)	Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2023, 2022 and 2021, all of which have been purchased according to share buyback programs that were authorized by the Company’s Board of Directors.